Events subsequent to December 31, 2022 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[1]
Disclosure of non-adjusting events after reporting period [line items]
Impairment of intangible assets	€ (454)	€ 192	€ 330
Eloctate
Disclosure of non-adjusting events after reporting period [line items]
Reversal amount	2,154
Impairment of intangible assets	€ 1,651

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.